Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Apr. 13, 2020	Oct. 19, 2018	Oct. 18, 2018	Jun. 30, 2015	Sep. 30, 2020	Sep. 30, 2019
Temporary Equity [Line Items]
Temporary equity, share price					$ 16.36	$ 27.30
Temporary equity, cumulative dividend rate	14.20%
Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares issued		48,074		69,817
Temporary equity, share price		$ 644.55		$ 429.70
Convertible debt price per share				$ 143.23
Temporary equity, cumulative dividend rate				12.00%
Common stock issued conversion of shares		674,033
Conversion price		$ 22.20
Common stock issued conversion of shares		$ 45.9	$ 48.1
Mark to market adjustment amount			3.2
Mark to market adjustment, excess amounts return from holders			$ 2.2